Supplemental Balance Sheet Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventories
Raw materials and supplies	$ 460.1	$ 549.8
Work-in-process	229.0	164.4
Finished goods	441.3	480.9
Total inventories	1,130.4	1,195.1
Other current assets
Cost in excess of billings	103.5	91.6
Prepaid expenses	109.6	97.6
Deferred income taxes	139.4	149.7
Other current assets	14.3	22.7
Total other current assets	366.8	361.6
Property, plant and equipment, net
Land and land improvements	165.1	186.4
Buildings and leasehold improvements	493.5	502.6
Machinery and equipment	1,169.1	1,155.1
Construction in progress	71.0	70.9
Total property, plant and equipment	1,898.7	1,915.0
Accumulated depreciation and amortization	948.7	870.7
Total property, plant and equipment, net	950.0	1,044.3
Other non-current assets
Asbestos-related insurance receivable	115.8	119.6
Deferred income taxes	87.9	92.4
Other non-current assets	232.5	178.0
Total other non-current assets	436.2	390.0
Other current liabilities
Deferred revenue and customer deposits	112.7	90.8
Dividends payable	116.8	98.7
Billings in excess of cost	41.4	35.4
Accrued warranty	66.4	56.0
Other current liabilities	371.8	365.0
Total other current liabilities	709.1	645.9
Other non-current liabilities
Asbestos-related liabilities	249.1	254.7
Taxes payable	61.6	48.9
Other non-current liabilities	187.0	152.8
Total other non-current liabilities	$ 497.7	$ 456.4